Income Tax (Tables)	12 Months Ended
Jun. 30, 2026
Income Tax [Abstract]
Schedule of Income Tax Expense
	30 June 2026 $	30 June 2025 $	30 June 2024 $
Major components of income tax expense for the year are:

Income statement
Current income tax charge/(benefit)	-	-	-

Statement of changes in equity
Income tax expense reported in equity	-	-	-

Schedule of Effective Income Tax Rate

A reconciliation of income tax expense/(benefit) applicable to accounting profit/(loss) before income as at the statutory income tax rate to income tax expense/(benefit) at the Group’s effective income tax rate for the year is as follows:

	30 June 2026 $	30 June 2025 $	30 June 2024 $
Loss from ordinary activities before income tax expense	(228,243,769)	(51,871,823)	(139,446,204)
Domestic tax rate for the Company	(57,060,943)	(12,967,956)	(34,861,551)

Tax effect of amounts which are not deductible (taxable) in calculating taxable income:
Non-temporary tax adjustments	48,698,576	9,357,956	-
Non-deductible fair value adjustments on restructure	-		30,745,254
Current year deferred tax assets (non-tax losses) not recognised	8,492,013	3,765,740	4,095,259
Accounting differences between IFRS and Austrian GAAP	(118,312)	(171,369)	-
Tax rate differential	(11,334)	15,629	21,038
	-	-	-

Schedule of Unrecognised Deferred Tax Assets

Unrecognised deferred tax assets have not been recognised in respect of the following items:

	30 June 2026 $	30 June 2025 $	30 June 2024 $
Unrecognised temporary differences
Deferred tax assets at the respective rates of 0%, 21% and 23.0% (2025: 23.0%) as described below
Start-up organisational expenses	23,578,464	23,562,382	14,548,197
Exploration costs deducted for tax purposes	(18,773,790)	-	-
Property, plant and equipment deducted for tax purposes	(453,825)	-	-
Unrealised exchange rate positions	(522,296)	-	-
Carry forward tax losses	79,105,446	29,774,922	23,432,928
	82,933,999	53,337,304	37,981,125

Deferred tax liabilities at the respective rates of 0%, 21% and 23.0% (2025: 23.0%) as described below
Prepayments	-	-	-
Net unrecognised deferred tax asset/(liability)	19,715,881	12,215,209	8,768,199